Restricted net assets - Additional Information (Details) - PRC ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Statutory Accounting Practices [Line Items]
Percentage of after tax profit as reserve	10.00%
Percentage of statutory surplus reserve to registered capital	50.00%
Restricted net assets	¥ 640,853